Short-term investments (Details Narrative) - 6 months ended Jun. 30, 2026	USD ($)	CNY (¥)	CNY (¥)
Short-term Investments
Short-term investments	$ 1,060,000,000		¥ 7,309,336,000
Investment loss	$ 19,443,722	¥ 134,076,129